Variable interest entities - Schedule of Maximum Exposure to Loss in VIEs (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Variable Interest Entities [Abstract]
Carrying value of debt and equity investments	$ 120,677	$ 118,403